Loans receivable, net (Additional Information) (Details) $ in Millions											1 Months Ended	12 Months Ended
	Jan. 01, 2020 HKD ($)	Jan. 01, 2020 USD ($)	Nov. 01, 2019 HKD ($)	Nov. 01, 2019 USD ($)	Mar. 14, 2019 HKD ($)	Mar. 14, 2019 USD ($)	Oct. 03, 2018 HKD ($)	Oct. 03, 2018 USD ($)	Sep. 26, 2018 HKD ($)	Sep. 26, 2018 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 HKD ($) loan	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($)	Jan. 31, 2020	Apr. 18, 2018
Debt Instrument, Interest Rate, Stated Percentage																8.00%	2.50%
Repayments of loan by unrelated party													$ 0	$ 0	$ 6,457,000
Interest earned on loans													1,100,000	400,000
Overdue loans to borrowers													22,194,000
Loans resigned with extended terms													20,577,000
Accrued interest on loans													1,000,000	0
Provision for loan losses													192,000	0
Write-offs on loan and allowance for loan and lease losses													$ 0	$ 0
Consumer Loan
Number of loans | loan												41	41	15
Corporate Loans
Number of loans | loan												3	3	3
Mortgage loan agreement
Loans to unrelated parties									$ 11.5	$ 1,500,000
Interest rate on loans									8.00%	8.00%
Loan agreement
Loans to unrelated parties			$ 38.0	$ (4,900,000)	$ 7.0	$ 900,000	$ 20.0	$ (2,600,000)	$ 116.5	$ 14,900,000			$ 21,300,000
Interest rate on loans			6.00%	6.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Repayments of loan by unrelated party											$ 900,000	$ 166.0
Loan agreement | Subsequent event
Repayments of loan by unrelated party	$ 61.0	$ 7,800,000
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage													2.50%	6.00%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage													58.00%	23.00%